Financial Risk Management - Summary of Outstanding Customer Finance Credit Exposure (Detail) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Outstanding Customer Finance [Abstract]
Fair value of customer ﬁnance credits	kr 3,287	kr 3,137
Financial guarantees for third-parties	6	5
Accrued interest	9	8
Maximum exposure to credit risk	3,302	3,150
Less third-party risk coverage	(94)	(95)
The Company's risk exposure, less third-party risk coverage	kr 3,208	kr 3,055